Note 3 - Revenue Recognition (Tables)	3 Months Ended
Jun. 30, 2018
Notes Tables
Contract with Customer, Asset and Liability [Table Text Block]
	Balance at Beginning of the Period	Additions	Deductions	Balance at the end of the Period
	(in thousands)
Contract Assets	$189	$466	$12	$643
Contract Liabilities: Deferred Revenue	$(806)	$(248)	$787	$257

Disaggregation of Revenue [Table Text Block]
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period:
Performance obligations satisfied	$559
New activities in the period:
Changes in estimates	(29)
Performance obligations satisfied	2,313
Total services revenue	$2,843